Consolidated Balance Sheet (Unaudited at June 30, 2014) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Assets
Fixed maturities, available for sale, at fair value (amortized cost $61,841 and $62,196)	$ 64,583	$ 63,956
Equity securities, available for sale, at fair value (cost $648 and $686)	980	943
Real estate investments	954	938
Short-term securities	3,818	3,882
Other investments	3,606	3,441
Total investments	73,941	73,160
Cash	311	294	308	330
Investment income accrued	710	734
Premiums receivable	6,589	6,125
Reinsurance recoverables	9,508	9,713
Ceded unearned premiums	762	801
Deferred acquisition costs	1,879	1,804
Deferred taxes		303
Contractholder receivables	4,371	4,328
Goodwill	3,634	3,634
Other intangible assets	328	351
Other assets	2,778	2,565
Total assets	104,811	103,812
Liabilities
Claims and claim adjustment expense reserves	50,856	50,895
Unearned premium reserves	12,089	11,850
Contractholder payables	4,371	4,328
Payables for reinsurance premiums	397	298
Deferred taxes	239
Debt	6,347	6,346
Other liabilities	4,980	5,299
Total liabilities	79,279	79,016
Shareholders' equity
Common stock (1,750.0 shares authorized; 339.0 and 353.5 shares issued and outstanding)	21,694	21,500	21,367	21,161
Retained earnings	25,662	24,291	22,806	21,352
Accumulated other comprehensive income	1,562	810	720	2,236
Treasury stock, at cost (419.5 and 401.5 shares)	(23,386)	(21,805)	(20,003)	(19,344)
Total shareholders' equity	25,532	24,796	24,890
Total liabilities and shareholders' equity	$ 104,811	$ 103,812